LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 12: LONG-TERM DEBT

The following is a summary of the long-term debt as of June 30, 2021 and December 31, 2020:

		June 30, 2021	December 31, 2020
Other debt – in default	(a)	$6,000	$6,000
Yukti Securities Private Limited	(b)	-	4,547
Noor Qazi	(c)	-	-
Auto loan – ICICI Bank	(d)	14,769	18,539
Baxter Credit Union	(e)	99,975	99,911
UGECL	(f)	53,960	54,563
USA Bank PPP	(g)	-	10,057
Loan Builder	(h)	47,367	-
Satin		141,097	-
SBA - Rohuma		10,000	-
Total		$373,168	$193,617
Current portion		(317,876)	(133,761)
Long-term debt, net of current portion		$55,292	$59,856

(a)	Note payable to an individual for $7,500, issued in May 2018 as consideration for services, due in June 2018, and bearing no interest. During the year ended December 31, 2018, the Company made a payment of $1,500 against the note and the Company has withheld payment of the remaining amount pending receipt of amounts due from the service provider.

(b)	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand.

(c)	Unsecured loan from Noor Qazi, individual, is due on demand. Was repaid in December 2020.

(d)	Loan payable with ICICI Bank, secured by the vehicle the loan was taken for. Payments are monthly at $752, through maturity in May 2023. Of the amount outstanding, the following represents the maturity: Current (2021-2022) $7,374; (2022-2023) $7,395.

(e)	Revolving loan in the amount of $100,000 at 4% interest per annum due December 30, 2020. The loan was renegotiated for a balance of $99,911 with similar terms at 4% interest per annum and is guaranteed by the CEO of the Company.

(f)	COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months, interest only at 7.5% annual rate for first 12 months, then 36 equal instalments through maturity. Current (2021) $6,063; long-term (2022-2024) $47,897.

(g)	PPP loan from USA Bank, with interest accruing at 1% per annum. Original amount of $34,697 had $24,640 forgiven in December 2020, with the remaining $10,057 due in five years In February 2021, the Company was notified that the entire balance of the PPP loan has been forgiven.

(h)	$50,000 unsecured loan due in 52 weekly payments of $1,057.94 inclusive of interest at approximately 10%.

Interest expense on these notes for the six months ended June 30, 2021 and 2020 are $2,539 and $5,546, respectively.

NOTE 10: LONG-TERM DEBT

The following is a summary of the long-term debt as of December 31, 2020 and December 31, 2019:

		December 31, 2020	December 31, 2019
Promissory notes - Kabbage	(a)	$-	$23,826
Promissory notes – Loan Builder	(b)	-	-
Other debt – in default	(c)	6,000	6,000
Yukti Securities Private Limited	(d)	4,547	4,660
Lathika Regunathan	(e)	-	-
Noor Qazi	(f)	-	50,562
Auto loan – ICICI Bank	(g)	18,539	25,662
Baxter Credit Union	(h)	99,911	100,000
UGECL	(i)	54,563	-
USA Bank PPP	(j)	10,057	-
Total		$193,617	$210,710
Current portion		(133,761)	(191,508)
Long-term debt, net of current portion		$59,856	$19,202

(a)	Multiple monthly loan agreements with Kabbage. Each of these loans has a six-month duration with interest and fees spread over the 6 months.

(b)	Business loan agreement with LoanBuilder in August 2018 in the amount of $18,000, payable in 52 weekly payments of $409, including interest.

(c)	Note payable to an individual for $7,500, issued in May 2018 as consideration for services, due in June 2018, and bearing no interest. During the year ended December 31, 2018, the Company made a payment of $1,500 against the note and the Company has withheld payment of the remaining amount pending receipt of amounts due from the service provider.

(d)	Loan payable to Yukti Securities Private Limited is an unsecured loan which is due on demand.

(e)	Unsecured loan from Lathika Regunathan, individual, is due on demand. Was repaid in 2019.

(f)	Unsecured loan from Noor Qazi, individual, is due on demand. Was repaid in December 2020.

(g)	Loan payable with ICICI Bank, secured by the vehicle the loan was taken for. Payments are monthly at $752, through maturity in May 2023. Of the amount outstanding, the following represents the maturity: Current (2021) $7,183; (2022) $7,837; (2023) $3,519.

(h)	Revolving loan in the amount of $100,000 at 4% interest per annum due December 30, 2020. The loan was renegotiated for a balance of $99,911 with similar terms at 4% interest per annum and is guaranteed by the CEO of the Company.

(i)	COVID line of credit from UGECL up to 4,000,000 INR in India, term of 48 months, interest only at 7.5% annual rate for first 12 months, then 36 equal installments through maturity. Current (2021) $6,063; long-term (2022-2024) $48,500.

(j)	PPP loan from USA Bank, with interest accruing at 1% per annum. Original amount of $34,697 had $24,640 forgiven in December 2020, with the remaining $10,057 due in five years In February 2021, the Company was notified that the entire balance of the PPP loan has been forgiven.

Interest expense on these notes for the years ended December 31, 2020 and 2019 are $6,932 and $12,110, respectively.